Cover	Mar. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 05, 2026
Entity File Number	001-39478
Entity Registrant Name	WYTEC INTERNATIONAL, INC.
Entity Central Index Key	0001560143
Entity Tax Identification Number	46-0720717
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	19206 Huebner Road
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78258
City Area Code	(210)
Local Phone Number	233-8980
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WYTC
Entity Emerging Growth Company	false